Derivative financial instruments (Details 3) (Interest rates / Currencies)	9 Months Ended
Sep. 30, 2012
Derivative
Maturity dates	Jan. 31, 2023
Bunker Oil
Derivative
Maturity dates	Dec. 31, 2012
Nickel
Derivative
Maturity dates	Jan. 31, 2013